Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 64,269	$ 9,190	¥ 92,586
Short-term investments	15,000	2,145	9,085
Accounts receivable	27,201	3,890	53,843
Inventories	2,294	328	107
Advance to suppliers	2,492	356	3,627
Other current assets	9,019	1,290	2,535
Total current assets	120,596	17,245	162,585
Non-current assets:
Long-term investments	19,862	2,840	11,905
Property and equipment, net	1,750	250	1,938
Intangible assets, net	45,117	6,452	61,730
Operating lease right-of-use assets, net	4,936	706	5,124
Total non-current assets	71,665	10,248	80,697
Total assets	192,261	27,493	243,282
Current liabilities:
Short-term borrowing	15,000	2,145
Accounts payable	30,586	4,373	38,018
Accrued expenses and other liabilities	4,812	688	4,545
Tax payables	3,347	479	4,543
Operating lease liabilities – current	3,279	469	2,645
Contract liabilities	21,824	3,121	25,036
Total current liabilities	78,848	11,275	74,794
Non-current liabilities:
Operating lease liabilities – non-current	1,839	263	2,867
Other non-current liabilities	1,792	256	1,792
Total non-current liabilities	3,631	519	4,659
Total liabilities	82,479	11,794	79,453
Commitments and contingencies (Note 21)
Shareholders’ equity:
Ordinary shares (US$0.00001428571428 par value; 3,500,000,000 and 3,500,000,000 shares authorized; 1,152,740,747 and 1,423,285,396 issued and outstanding as of December 31, 2024 and December 31, 2025, respectively)	126	18	119
Additional paid-in capital	312,339	44,664	267,626
Statutory reserve	7,596	1,086	7,411
Accumulated deficit	(238,117)	(34,050)	(143,585)
Accumulated other comprehensive income	1,921	275	399
Total JINXIN TECHNOLOGY HOLDING COMPANY shareholders’ equity	83,865	11,993	131,970
Non-controlling interests	25,917	3,706	31,859
Total equity	109,782	15,699	163,829
Total liabilities and equity	192,261	27,493	243,282
Related Party
Current assets:
Amount due from related parties	321	46	802
Current liabilities:
Amount due to related parties			¥ 7